Other taxes payable - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other taxes [line items]
Other tax payable	R$ 701,910	R$ 893,087
Current	525,208	637,842
Non-Current	176,702	255,245
Tax debts installments [member]
Disclosure of other taxes [line items]
Other tax payable	161,182	254,302
ICMS [member]
Disclosure of other taxes [line items]
Other tax payable	188,080	227,563
COFINS [member]
Disclosure of other taxes [line items]
Other tax payable	114,361	152,066
PIS - Social integration program [member]
Disclosure of other taxes [line items]
Other tax payable	23,046	24,054
Social Security Charges [Member]
Disclosure of other taxes [line items]
Other tax payable	51,648	50,975
IRRF [Member]
Disclosure of other taxes [line items]
Other tax payable	13,006	40,708
Other [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 150,587	R$ 143,419